FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

25. FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Accounts receivable, prepaid and other current assets and amounts due from related parties are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable, advances from customers and deferred revenue, accrued expenses and other current liabilities, due to related parties and short-term bank loan are financial liabilities with carrying values that approximate fair value due to their short term nature. The rate of interest under the short-term bank loan agreement with the lending bank was determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2.

The following table sets forth the financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2013:

		Fair value measurements at reporting date using
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Cash equivalents‑time deposits	136,189	—	136,189	—
Restricted cash (Note 3)	2,679	2,679	—	—
Short-term investments (Note 4)	1,409,439	—	1,409,439	—

Total	1,548,307	2,679	1,545,628	—

The following table sets forth the financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2014:

		Fair value measurements at reporting date using
Items	As of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Cash equivalents
Time deposits	280,000	—	280,000	—
Money market fund	2,101,275	2,101,275	—	—
Restricted cash (Note 3)	617,586	617,586	—	—
Short-term investments (Note 4)	4,021,199	—	4,021,199	—

Total	7,020,060	2,718,861	4,301,199	—

Cash Equivalents

The Group’s cash equivalents mainly consist of time deposits and money market funds with original maturities of three months or less. The fair value of time deposits are determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use the prevailing interest rates as Level 2 inputs. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Generally there are quoted prices in active markets for money market funds at the reporting date.

Assets Measured at Fair Value on a Nonrecurring Basis

The Company recognized an impairment loss on long-lived assets of RMB107,326 in 2013 (see Note 3 “Impairment of Long-Lived Assets Other Than Goodwill”). The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2013:

		Fair value measurements at reporting date using
Items	As of December 31, 2013 (As Restated)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3) (As Restated)	Total Losses (As Restated)
	RMB	RMB	RMB	RMB	RMB
Intangible assets with definite useful years, net (Note 10)	45,850	—	—	45,850	32,144
Capitalized content production costs	1,176	—	—	1,176	1,744
Property and equipment, net (Note 12)	184,596	—	—	184,596	73,438

	231,622	—	—	231,622	107,326

The Company has no liabilities measured at fair value on a recurring or non-recurring basis for the year ended December 31, 2013.

The Company has no assets or liabilities measured at fair value on a nonrecurring basis for the year ended December 31, 2014.